Investments in Associates and Joint Ventures_Accumulated Unrecognized Share Of Losses In Investments In Associates(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Doosung Metal Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	₩ 46
Unrecognized loss		₩ (4)
Accumulated unrecognized loss	65	19
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss		487
Unrecognized loss	(1,943)
Accumulated unrecognized loss	14,746	16,689
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	489	489
Dpaps Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	14	141
Accumulated unrecognized loss	339	325
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	0
Accumulated unrecognized loss	183	183
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	30
Accumulated unrecognized loss	30	30
Terra Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	14
Accumulated unrecognized loss	14	14
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	161
Accumulated unrecognized loss	161	161
Jinseung Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	18	3
Accumulated unrecognized loss	21	3
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	28
Accumulated unrecognized loss	28	28
CHONG IL MACHINE & TOOLS Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	19	0
Accumulated unrecognized loss	19	0
SKYDIGITAL INC.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	106	0
Accumulated unrecognized loss	₩ 106	₩ 0